Commitments and contingencies - Registration Payment Arrangement (Details) - Senior Secured Convertible Notes	Jun. 01, 2017 USD ($) item $ / shares
Maximum
Registration Payment Arrangement
Number of shares which may be issued for conversion of convertible notes | item	940,924
Registration Agreement
Registration Payment Arrangement
Time period after date of any Registration Failure during which additional damages are required to be paid	30 days
Additional damages payable upon any Registration Failure, as percent of original principal amount of debt	2.00%
Maximum reimbursable legal fees | $	$ 25,000
Registration Agreement | Minimum
Registration Payment Arrangement
Conversion price | $ / shares	$ 7.00